Significant Related Party Transactions and Balances (Parenthetical) (Detail)							12 Months Ended		12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Hanwha Chemical USD ($)	Dec. 31, 2013 Hanwha Chemical Borrowing One USD ($)	Dec. 31, 2013 Hanwha Chemical Borrowing Two USD ($)	Dec. 31, 2013 Hanwha International LLC.	Sep. 18, 2013 Hanwha International LLC. USD ($)	Dec. 31, 2013 Hanwha Living And Creative Alabama	Nov. 21, 2013 Hanwha Living And Creative Alabama USD ($)
Related Party Transaction [Line Items]
Short term loan	$ 182,628,000	1,105,575,000	1,162,372,000					$ 10,000,000		$ 3,000,000
Short term debt, annual interest rate								6.00%		6.00%
Short term, Maturity date							March 18, 2014		May 21, 2014
Long-term borrowings					180,000,000	100,000,000
Long-term notes				$ 100,000,000
Annual commission fee				0.60%	0.60%	0.60%